Document and Entity Information Document - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 24, 2016	Jun. 30, 2015
Document Information [Line Items]
Entity Public Float			$ 2,268,939,680
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Registrant Name	DIEBOLD INC
Entity Central Index Key	0000028823
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding		65,136,858
Entity Well-known Seasoned Issuer	Yes